City Holding Company (Parent Company Only) Financial Information (Condensed Statements Of Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Investment securities gains	$ 671	$ 0	$ 9	$ 84	$ 0	$ 458	$ 528	$ (31)	$ 764	$ 954	$ 2,483
Interest expense	3,115	3,304	3,427	3,455	3,360	3,557	3,625	3,908	13,301	14,450	20,758
Investment securities losses									(764)	(1,530)	(3,756)
Income Before Income Taxes									73,490	59,243	61,249
Income tax (benefit) expense	6,877	7,056	6,573	4,769	5,848	5,526	3,780	5,144	25,275	20,298	20,571
Net Income Available to Common Shareholders	13,247	13,975	13,006	7,987	10,894	10,607	7,413	10,031	48,215	38,945	40,678
Total comprehensive income									44,647	41,430	39,268
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Dividends from subsidiaries									46,317	41,422	44,600
Investment securities gains									89	1,134
Other income									66	65	92
Income									46,472	42,621	44,692
Interest expense									617	661	639
Investment securities losses											918
Other expenses									2,352	533	613
Expenses									2,969	1,194	2,170
Income Before Income Taxes									43,503	41,427	42,522
Income tax (benefit) expense									(1,050)	2	(704)
Income Before Equity in Undistributed Net Income (Excess Dividends) of Subsidiaries									44,553	41,425	43,226
Equity in undistributed net income (excess dividends) of subsidiaries									3,662	(2,480)	(2,548)
Net Income Available to Common Shareholders									48,215	38,945	40,678
Total comprehensive income									$ 44,647	$ 41,430	$ 39,268